Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information [Abstract]
Segment Information
Segment information is as follows:

	Year Ended December 31, 2020
	Banking	Consumer Finance	Total Company
Net interest income	$37,825	$2,157	$39,982
Provision expense	2,945	35	2,980
Noninterest income	10,344	1,094	11,438
Noninterest expense	33,693	2,440	36,133
Tax expense	1,886	162	2,048
Net income	9,645	614	10,259
Assets	1,173,820	13,112	1,186,932

	Year Ended December 31, 2019
	Banking	Consumer Finance	Total Company
Net interest income	$39,865	$3,187	$43,052
Provision expense	875	125	1,000
Noninterest income	8,989	177	9,166
Noninterest expense	37,026	2,472	39,498
Tax expense	1,653	160	1,813
Net income	9,300	607	9,907
Assets	1,000,315	12,957	1,013,272

	Year Ended December 31, 2018
	Banking	Consumer Finance	Total Company
Net interest income	$40,380	$3,346	$43,726
Provision expense	850	189	1,039
Noninterest income	8,243	695	8,938
Noninterest expense	34,841	2,585	37,426
Tax expense	1,990	265	2,255
Net income	10,942	1,002	11,944
Assets	1,017,902	12,591	1,030,493